Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Revenue:
Product	$ 338,020	$ 258,860	$ 748,210	$ 580,351	$ 838,026	$ 593,570	$ 588,762
Service	88,266	89,276	182,224	196,214	366,205	322,631	337,492
Net revenue	426,286	348,136	930,434	776,565	1,204,231	916,201	926,254
Delivery and subcontract revenue	45,619	46,623	100,401	93,580
Total revenue	471,905	394,759	1,030,835	870,145	1,204,231	916,201	926,254
Cost of revenue (excluding items shown separately below):
Product	207,500	176,967	490,923	411,581	598,732	430,172	444,569
Service	59,280	61,907	128,514	140,773	288,428	246,880	268,777
Net cost of revenue	266,780	238,874	619,437	552,354	887,160	677,052	713,346
Delivery and subcontract cost	45,619	46,623	100,401	93,580
Total cost of revenue	312,399	285,497	719,838	645,934	887,160	677,052	713,346
General and administrative expenses	42,539	35,517	149,484	105,872	150,732	142,000	127,215
Goodwill impairment						68,202
Depreciation, depletion, amortization and accretion	33,306	23,255	86,818	63,950	87,826	72,934	68,290
Transaction costs	304	2,741	8,044	7,737	8,554	3,990	1,988
Operating (loss) income	83,357	47,749	66,651	46,652	69,959	(47,977)	15,415
Other income, net	(1,171)	(1,408)	(678)	(2,299)	(3,447)	(1,737)	(1,182)
Loss on debt financings	32,641		64,313			3,115	9,469
Interest expense	20,436	22,085	61,649	62,555	86,742	56,443	58,079
(Loss) income from continuing operations before taxes	31,451	27,072	(58,633)	(13,604)	(13,336)	(105,798)	(50,951)
Income tax benefit	(2,655)	(1,038)	(12,468)	(2,498)	(6,983)	(2,647)	(3,920)
Income (loss) from continuing operations	34,106	28,110	(46,165)	(11,106)	(6,353)	(103,151)	(47,031)
Income (loss) from discontinued operations	(57)	(7)	(815)	(356)	(71)	528	3,546
Net income (loss)	34,163	28,117	(45,350)	(10,750)	(6,282)	(103,679)	(50,577)
Net income (loss) attributable to noncontrolling interest	52	1,243	(1,917)	674	2,495	3,112	1,919
Net income (loss) attributable to member of Summit Materials, LLC	$ 34,111	$ 26,874	$ (43,433)	$ (11,424)	$ (8,777)	$ (106,791)	$ (52,496)